Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	May 06, 2021	Dec. 31, 2020	Sep. 30, 2020
Notes Payable
Facility	$ 90,863		$ 17,179
Notes Payable, Related Parties			9,679
Third party notes	90,863		17,179
Total debt less unamortized debt discount	63,768		15,828
Less current portion - related party			6,225
Less current portion - third party			7,954
Long-term portion	63,768		1,649
Long-term portion - related party			1,649
Convertible Note due in May 2024
Notes Payable
Convertible Note	87,863	$ 100,000
Unamortized debt discount	(27,055)
Term note and revolving working capital facility
Notes Payable
Facility	3,000		3,000
Notes Payable, Related Parties	3,000		6,000
Third party notes	3,000		3,000
2020 short-term convertible notes payable
Notes Payable
Facility			6,454
Notes Payable, Related Parties			3,225
Third party notes			6,454
Unamortized debt discount			(1,296)
Less current portion - related party				$ 3,225
Less current portion - third party				$ 6,454
Unsecured facility agreement
Notes Payable
Facility			1,500
Third party notes			1,500
Unamortized debt discount	$ (40)		$ (55)